GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($) $ / $	Dec. 31, 2021 COP ($) $ / $	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / $
GOODWILL AND INTANGIBLE ASSETS, NET
Balance at beginning of the year, net	$ 8,143,146	$ 7,011,715
Acquisitions		10,660
Effect of change in foreign exchange rate	1,693,515	1,120,771
Balance at end of the year, net	$ 9,836,661	$ 8,143,146
Year end exchange rate, U.S. dollar into Colombian pesos	4,810.20	3,981.16	4,810.20	3,981.16	3,432.50